BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - New Accounting Standards Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounting Standards Update [Extensible List]	Accounting Standards Update 2018-12 [Member]
Decrease in equity	$ (34,912)	$ (33,346)		$ (37,073)
Reinsurance recoverables, allowances		2,065		2,079
Reinsurance recoverables, net of allowance for credit losses			$ 7,095	7,095
Adoption of new accounting standards
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Decrease in equity				7,285
Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsurance recoverables				4,062
Change in discount rate assumptions
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsurance recoverables				4,483
Adjustment for removal of related balances in AOCI
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsurance recoverables				(3,542)
Change in cash flow assumptions (effect of insufficient gross premiums) and elimination of negative reserves
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsurance recoverables				629
Reinsurance recoverables, allowances				569
Change in cash flow assumptions, after-tax
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsurance recoverables				497
Reinsurance recoverables, allowances				450
Accumulated other comprehensive income (loss)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Decrease in equity	$ 2,272	4,860	$ 15,027	9,749	$ 11,732
Accumulated other comprehensive income (loss) | Adoption of new accounting standards
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Decrease in equity		$ 0		5,278	$ 0
Reinsurance recoverables, net of allowance for credit losses				3,542
Accumulated other comprehensive income (loss) | Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Decrease in equity				$ 9,749